Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2015 Portfolio℠
September 30, 2024
VIPIFF2015-NPRT3-1124
1.822893.119
Bond Funds - 56.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,439,678	13,504,175
Fidelity International Bond Index Fund (a)	264,919	2,490,243
Fidelity Long-Term Treasury Bond Index Fund (a)	239,542	2,428,952
VIP High Income Portfolio - Investor Class (a)	312,692	1,544,699
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,314,825	32,849,920
TOTAL BOND FUNDS (Cost $53,990,620)		52,817,989

Domestic Equity Funds - 17.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	47,157	2,934,118
VIP Equity Income Portfolio - Investor Class (a)	81,659	2,371,386
VIP Growth & Income Portfolio - Investor Class (a)	101,015	3,264,809
VIP Growth Portfolio - Investor Class (a)	41,876	4,861,368
VIP Mid Cap Portfolio - Investor Class (a)	17,879	747,505
VIP Value Portfolio - Investor Class (a)	79,153	1,657,465
VIP Value Strategies Portfolio - Investor Class (a)	45,721	819,782
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,346,773)		16,656,433

International Equity Funds - 20.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	563,731	7,080,464
VIP Overseas Portfolio - Investor Class (a)	400,726	11,781,330
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,332,840)		18,861,794

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,160,636)	4.73	5,160,636	5,160,636

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $77,830,869)	93,496,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	93,496,851

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	13,627,799	1,172,893	1,781,590	158,624	(41,726)	526,799	13,504,175
Fidelity International Bond Index Fund	2,798,139	245,208	604,673	37,250	(24,119)	75,688	2,490,243
Fidelity Long-Term Treasury Bond Index Fund	3,360,256	279,165	1,173,477	68,575	(252,143)	215,151	2,428,952
VIP Contrafund Portfolio - Investor Class	2,616,792	384,068	790,898	10,855	178,623	545,533	2,934,118
VIP Emerging Markets Portfolio - Investor Class	6,343,446	1,181,293	1,633,341	5,419	99,911	1,089,155	7,080,464
VIP Equity Income Portfolio - Investor Class	2,121,988	475,510	610,784	12,109	45,916	338,756	2,371,386
VIP Government Money Market Portfolio - Investor Class	6,852,888	2,009,879	3,702,131	195,354	-	-	5,160,636
VIP Growth & Income Portfolio - Investor Class	2,915,835	493,888	732,680	20,019	103,271	484,494	3,264,808
VIP Growth Portfolio - Investor Class	4,333,562	647,908	1,194,830	66,579	147,718	927,009	4,861,367
VIP High Income Portfolio - Investor Class	1,503,864	88,507	167,787	640	(9,631)	129,747	1,544,700
VIP Investment Grade Bond II Portfolio - Investor Class	30,477,999	4,040,510	3,195,390	18,877	(75,533)	1,602,334	32,849,920
VIP Mid Cap Portfolio - Investor Class	664,295	142,366	169,603	12,532	11,509	98,938	747,505
VIP Overseas Portfolio - Investor Class	11,183,279	1,033,362	1,955,868	42,038	272,612	1,247,945	11,781,330
VIP Value Portfolio - Investor Class	1,480,804	381,009	366,294	32,486	27,065	134,881	1,657,465
VIP Value Strategies Portfolio - Investor Class	732,325	198,426	189,931	10,466	14,527	64,435	819,782
	91,013,271	12,773,992	18,269,277	691,823	498,000	7,480,865	93,496,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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